SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Disclosure of non-cash financing and investing activities [Table Text Block]
	2021	2020	2019
	$	$	$
Non-cash financing activities
Conversion of convertible debentures - debenture reserves	-	298,461	-
Convertible debentures - settlement	-	(3,418,390)	-
Convertible debentures - reserves	-	(70,814)	298,461
Share issuance costs - Compensation Options	-	(38,500)	-

Non-cash investing activities
Equipment purchases included in accounts payable and accrued liabilities	197,726	274,692	385,894
Shares issued for debt settlement	-	411,924	-